Accounts Receivable, Net (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distributor One [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	33.20%	30.30%	34.20%
Distributor Two [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	26.50%	24.80%	14.90%
Distributor Three [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	18.30%	12.10%	13.90%
Distributor Four [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	10.30%		10.00%